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                     SUPPLEMENT DATED SEPTEMBER 19, 2003 TO
                  COMBINED STATEMENT OF ADDITIONAL INFORMATION
                          FOR THE HARTFORD MUTUAL FUNDS
                               DATED MARCH 1, 2003
                               AS SUPPLEMENTED BY
                SUPPLEMENTS DATED JUNE 2, 2003 AND JUNE 13, 2003

                         THE HARTFORD MUTUAL FUNDS, INC.
                  CLASS A, CLASS B, CLASS C AND CLASS Y SHARES
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                           THE HARTFORD ADVISERS FUND
                     THE HARTFORD CAPITAL APPRECIATION FUND
     THE HARTFORD DISCIPLINED EQUITY FUND (formerly The Hartford Growth and
                                  Income Fund)
                      THE HARTFORD DIVIDEND AND GROWTH FUND
                             THE HARTFORD FOCUS FUND
                     THE HARTFORD GLOBAL COMMUNICATIONS FUND
                   THE HARTFORD GLOBAL FINANCIAL SERVICES FUND
                         THE HARTFORD GLOBAL HEALTH FUND
                        THE HARTFORD GLOBAL LEADERS FUND
                       THE HARTFORD GLOBAL TECHNOLOGY FUND
                          THE HARTFORD HIGH YIELD FUND
                            THE HARTFORD INCOME FUND
                        THE HARTFORD INFLATION PLUS FUND
              THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND
                  THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
                  THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
                            THE HARTFORD MIDCAP FUND
                         THE HARTFORD MIDCAP VALUE FUND
                         THE HARTFORD MONEY MARKET FUND
                        THE HARTFORD SHORT DURATION FUND
                         THE HARTFORD SMALL COMPANY FUND
                             THE HARTFORD STOCK FUND
                      THE HARTFORD TAX-FREE CALIFORNIA FUND
                       THE HARTFORD TAX-FREE NEW YORK FUND
     THE HARTFORD TOTAL RETURN BOND FUND (formerly The Hartford Bond Income
                                 Strategy Fund)
                             THE HARTFORD VALUE FUND

                       THE HARTFORD MUTUAL FUNDS II, INC.
                  CLASS A, CLASS B, CLASS C, CLASS E, CLASS H,
                 CLASS L, CLASS M, CLASS N, CLASS Y AND CLASS Z
                 ----------------------------------------------

                            THE HARTFORD GROWTH FUND
                     THE HARTFORD GROWTH OPPORTUNITIES FUND
                        THE HARTFORD SMALLCAP GROWTH FUND
                      THE HARTFORD TAX-FREE MINNESOTA FUND
                       THE HARTFORD TAX-FREE NATIONAL FUND
                  THE HARTFORD U.S. GOVERNMENT SECURITIES FUND
                      THE HARTFORD VALUE OPPORTUNITIES FUND

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Class A, B and C shares of The Hartford MidCap Fund will not be offered to new investors after September 19, 2003. However, investors holding shares of the fund on that date and investors purchasing shares of the fund through wrap-fee programs in connection with certain investment platforms may purchase additional shares thereafter. Currently, the wrap-fee programs that would qualify are those with Strategic Advisers Inc. that are cleared through National Financial Services, with Raymond James Freedom Wrap Account, and with A.G. Edwards Professional Fund Advisor (PFA) Wrap Account.